EXPENSES BY NATURE (Tables)	12 Months Ended
Sep. 30, 2019
EXPENSES BY NATURE
Schedule of research and development expenses

For the year ended September 30	2019	2018	2017

Clinical	$80,021	$1,177,179	$2,623,636
Consulting	301,817	624,879	935,151
Legal patents and license fees	781,133	561,099	834,295
Manufacturing	946,705	219,526	3,571,106
Other	111,750	40,845	187,228
Pharmacology	—	372,509	407,373
Preclinical	2,789,753	446,748	—
Research grants and administration	254,970	385,085	(38,534)
Royalties	65,405	66,929	48,863
Salaries and benefits	1,012,344	845,428	2,213,655
Share-based payments (Note 11)	304,786	324,528	(3,870)
Travel	47,550	37,781	140,262
CPRIT Grant claimed on eligible expenses (Note 18)	—	(229,201)	(5,192,799)

Total	$6,696,234	$4,873,335	$5,726,366

Schedule of general and administrative expenses

For the year ended September 30	2019	2018	2017

Amortization (Notes 6 and 7)	$18,297	$34,488	$46,145
Consulting and subcontractor fees	142,780	96,986	86,931
Director fees	252,000	196,472	191,500
Insurance	471,852	449,972	395,690
Investor relations	319,373	235,416	230,579
Office, IT and communications	155,208	216,714	187,364
Professional fees	675,412	860,435	612,865
Regulatory fees and transfer agent	91,764	150,913	74,600
Rent	192,479	415,744	470,716
Salaries and benefits	2,072,746	2,010,613	1,863,634
Share-based payments (Note 11)	841,921	1,076,886	762,797
Travel and entertainment	239,654	184,032	218,100

Total	$5,473,486	$5,928,671	$5,140,921